                               THE MAINSTAY FUNDS

                 Supplement dated August 1, 2006 ("Supplement")
              to the Prospectus dated April 28, 2006 ("Prospectus")

     This Supplement updates certain information contained in the above-dated Prospectus for The MainStay Funds (the "Trust") regarding the MainStay International Equity Fund (the "Fund"), a series of the Trust. You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     Entirely delete the sections entitled "Fees and Expenses of the Fund" and "Example" on page 21 of the Prospectus and replace with the following:

FEES AND EXPENSES OF THE FUND

SHAREHOLDER FEES
(fees paid directly from your investment)                               CLASS R3
-----------------------------------------                               --------
Maximum Sales Charge (Load) Imposed on Purchases                          None
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                                      None
(as a percentage of the lesser of the original offering price or redemption proceeds)

Redemption Fee                                                            None
(as a percentage of redemption proceeds)

Maximum Account Fee                                                       None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund Assets)

Management Fees(1)                                                        0.90%

Distribution and/or Service Fees(2)                                       0.50%

Other Expenses(3)                                                         0.39%

Total Annual Fund Operating Expenses                                      1.79%

Less Waivers/Reimbursements(4)                                           -0.16%

Net Annual Fund Operating Expenses(4)                                     1.63%

(1.) The management fee for the Fund is an annual percentage of the Fund's average daily net assets as follows: 0.90% up to $500 million and 0.85% in excess of $500 million.

(2.) Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

(3.) "Other expenses" shown for Class R3 shares are projected for the current year; actual expenses may vary. In addition, other expenses for Class R3 shares include shareholder service fees of 0.10%.

(4.) NYLIM has entered into a written expense limitation agreement under which, effective August 1, 2006, it has agreed to waive a portion of the Fund's management fee or reimburse the Fund so that the Fund's total ordinary operating expenses

(total annual fund operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed 1.60% of average daily net assets for Class A shares. NYLIM will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the Class R3 shares. Class A shares are not offered in this prospectus.

This expense limitation may be modified or terminated only with the approval of the Board of Trustees of the Fund. NYLIM may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

Expenses After   CLASS R3
--------------   --------
1 Year            $  166
3 Year            $  514
5 Years           $  887
10 Years          $1,933

             PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

                               THE MAINSTAY FUNDS

                 Supplement dated August 1, 2006 ("Supplement")
              to the Prospectus dated March 1, 2006 ("Prospectus")

     This Supplement updates certain information contained in the above-dated Prospectus for The MainStay Funds (the "Trust") regarding the MainStay Equity Index Fund (the "Fund"), a series of the Trust. You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. The Fund is closed to new investors and new share purchases.

     Entirely delete the sections entitled "Fees and Expenses of the Fund" and "Example" on page 9 of the Prospectus and replace with the following:

FEES AND EXPENSES OF THE FUND

SHAREHOLDER FEES
(fees paid directly from your investment)                                CLASS A
-----------------------------------------                                -------
Maximum Sales Charge (Load) Imposed on Purchases                           3.00%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                                       None
(as a percentage of the lesser of the original offering price or redemption proceeds)

Redemption Fee                                                             None
(as a percentage of redemption proceeds)

Maximum Account Fee                                                        None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund Assets)

Management Fees(1)                                                         0.25%

Distribution and/or Service Fees(2)                                        0.25%

Other Expenses                                                             0.28%

Total Annual Fund Operating Expenses                                       0.78%

Less Waivers/Reimbursements(3)                                            -0.18%

Net Annual Fund Operating Expenses(3)                                      0.60%

(1.) The management fee for the Fund is an annual percentage of the fund's average daily net assets as follows: 0.25% up to $1.0 billion; 0.225% from $1.0 billion up to $3.0 billion; and 0.20% in excess of $3.0 billion. Effective August 1, 2005, NYLIM contractually agreed to reduce the management fee from 0.50% to 0.25%. In addition, NYLIM has voluntarily agreed to waive its management fee to 0.19% up to $1.0 billion; 0.165% from $1.0 billion up to $3.0 billion; and 0.14% in excess of $3.0 billion. This waiver may be discontinued at any time without notice.

(2.) Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

(3.) NYLIM has entered into a written expense limitation agreement under which, effective August 1, 2006, it agreed to waive a portion of the Fund's management fee or reimburse the Fund so that the Fund's total ordinary operating expenses (total annual fund operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed 0.60% of average daily net assets for its Class A shares.

This expense limitation may be modified or terminated only with the approval of the Board of Trustees of the Fund. NYLIM may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

Expenses After   CLASS A
--------------   -------
1 Year            $  359
3 Year            $  486
5 Years           $  625
10 Years          $1,028

             PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

                               THE MAINSTAY FUNDS

                 Supplement dated August 1, 2006 ("Supplement")
              to the Prospectus dated March 1, 2006 ("Prospectus")

     This Supplement updates certain information contained in the above-dated Prospectus for The MainStay Funds (the "Trust") regarding the MainStay Common Stock Fund, MainStay Mid Cap Value Fund, MainStay Small Cap Value Fund and MainStay International Equity Fund (the "Funds"), each a series of the Trust. You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

MAINSTAY COMMON STOCK FUND

1. Entirely delete the sections entitled "Fees and Expenses of the Fund" and "Example" on page 13 of the Prospectus and replace with the following:

FEES AND EXPENSES OF THE FUND

SHAREHOLDER FEES
(fees paid directly from your investment)           CLASS A   CLASS B   CLASS C   CLASS I
-----------------------------------------           -------   -------   -------   -------
Maximum Sales Charge (Load) Imposed on Purchases      5.50%     None      None      None
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)(1)               None      5.00%     1.00%     None
(as a percentage of the lesser of the original
offering price or redemption proceeds)

Redemption Fee                                        None      None      None      None
(as a percentage of redemption proceeds)

Maximum Account Fee                                   None      None      None      None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund Assets)

Management Fees(2)                                    0.60%     0.60%     0.60%     0.60%

Distribution and/or Service Fees(3)                   0.25%     1.00%     1.00%     None

Other Expenses(4)                                     0.77%     0.77%     0.77%     0.40%

Total Annual Fund Operating Expenses                  1.62%     2.37%     2.37%     1.00%

Less Waivers/Reimbursements(5)                       -0.32%    -0.32%    -0.32%    -0.32%

Net Annual Fund Operating Expenses(5)                 1.30%     2.05%     2.05%     0.68%

(1.) Generally, Class A shares of the Fund are not subject to a contingent deferred sales charge upon redemption. A contingent deferred sales charge of 1.00% may be imposed on certain redemptions effected within one year of the date of purchase of Class A shares that were purchased at net asset value. The amount of the contingent deferred sales charge which may be applicable to Class B shares will depend on the number of years since you purchased the shares being redeemed. A contingent deferred sales charge of 1.00% may be imposed on redemptions of Class C shares within one year of the date of purchase.

(2.) The management fee for the Fund is an annual percentage of the Fund's average daily net assets. Effective August 1, 2006, NYLIM has contractually agreed to waive a portion of its management fee so that the management fee is 0.60% up to $500 million and 0.55% in excess of $500 million. Without this contractual waiver, the actual management fee would be 0.70% up to $500 million and 0.65% in excess of $500 million.

(3.) Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

(4.) "Other expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes.

(5.) NYLIM has entered into a written expense limitation agreement under which, effective August 1, 2006, it agreed to waive a portion of the Fund's management fee or reimburse the Fund so that the Fund's total ordinary operating expenses (total annual fund operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed 1.30% of average daily net assets for its Class A shares. NYLIM will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund.

This expense limitation may be modified or terminated only with the approval of the Board of Trustees of the Fund. NYLIM may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

                                        CLASS B                             CLASS C
                           ---------------------------------   ---------------------------------
                                         Assuming redemption                 Assuming redemption
                           Assuming no    at the end of each   Assuming no    at the end of each
Expenses After   CLASS A    redemption          period          redemption          period         CLASS I
--------------   -------   -----------   -------------------   -----------   -------------------   -------
1 Year            $  675      $  208            $  708            $  208            $  308           $ 69
3 Year            $  939      $  643            $  943            $  643            $  643           $218
5 Years           $1,224      $1,103            $1,303            $1,103            $1,103           $379
10 Years          $2,032      $2,187            $2,187            $2,379            $2,379           $847

MAINSTAY MID CAP VALUE FUND

2. Entirely delete the sections entitled "Fees and Expenses of the Fund" and "Example" on page 29 of the Prospectus and replace with the following:

FEES AND EXPENSES OF THE FUND

SHAREHOLDER FEES
(fees paid directly from your investment)          CLASS A   CLASS B   CLASS C   CLASS I   CLASS R1   CLASS R2
-----------------------------------------          -------   -------   -------   -------   --------   --------
Maximum Sales Charge (Load) Imposed on Purchases     5.50%     None      None      None      None       None
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)(1)              None      5.00%     1.00%     None      None       None
(as a  percentage  of the lesser of the original
offering price or redemption proceeds)

Redemption Fee                                       None      None      None      None      None       None
(as a percentage of redemption proceeds)

Maximum Account Fee                                  None      None      None      None      None       None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund Assets)

Management Fees(2)                                   0.70%     0.70%     0.70%     0.70%     0.70%      0.70%

Distribution and/or Service Fees(3)                  0.25%     1.00%     1.00%     None      None       0.25%

Other Expenses(4)                                    0.47%     0.47%     0.47%     0.36%     0.46%      0.46%

Total Annual Fund Operating Expenses                 1.42%     2.17%     2.17%     1.06%     1.16%      1.41%

Less Waivers/Reimbursements(5)                      -0.12%    -0.12%    -0.12%    -0.12%    -0.12%     -0.12%

Net Annual Fund Operating Expenses(5)                1.30%     2.05%     2.05%     0.94%     1.04%      1.29%

(1.) Generally, Class A shares of the Fund are not subject to a contingent deferred sales charge upon redemption. A contingent deferred sales charge of 1.00% may be imposed on certain redemptions effected within one year of the date of purchase of Class A shares that were purchased at net asset value. The amount of the contingent deferred sales charge which may be applicable to Class B shares will depend on the number of years since you purchased the shares being redeemed. A contingent deferred sales charge of 1.00% may be imposed on redemptions of Class C shares within one year of the date of purchase.

(2.) The management fee for the Fund is an annual percentage of the Fund's average daily net assets as follows: 0.70% up to $500 million and 0.65% in excess of $500 million.

(3.) Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

(4.) "Other expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes. In addition, other expenses for Class R1 and R2 shares include shareholder service fees of 0.10%.

(5.) NYLIM has entered into a written expense limitation agreement under which, effective August 1, 2006, it agreed to waive a portion of the Fund's management fee or reimburse the Fund so that the Fund's total ordinary operating expenses (total annual fund operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed 1.30% of average daily net assets for its Class A shares. NYLIM will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund.

This expense limitation may be modified or terminated only with the approval of the Board of Trustees of the Fund. NYLIM may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

                                      CLASS B                       CLASS C
                           -----------------------------   ------------------------
                                                                          Assuming
                                             Assuming                    redemption
                                          redemption at                  at the end
                           Assuming no   the end of each   Assuming no     of each
Expenses After   CLASS A    redemption        period        redemption     period     CLASS I   CLASS R1   CLASS R2
--------------   -------   -----------   ---------------   -----------   ----------   -------   --------   --------
1 Year            $  675      $  208          $  708          $  208       $  308      $   96    $  106     $  131
3 Year            $  939      $  643          $  943          $  643       $  643      $  300    $  331     $  409
5 Years           $1,224      $1,103          $1,308          $1,103       $1,103      $  520    $  574     $  708
10 Years          $2,032      $2,184          $2,184          $2,379       $2,379      $1,155    $1,271     $1,556

MAINSTAY SMALL CAP VALUE FUND

3. Entirely delete the sections entitled "Fees and Expenses of the Fund" and "Example" on page 36 of the Prospectus and replace with the following:

FEES AND EXPENSES OF THE FUND

SHAREHOLDER FEES
(fees paid directly from your investment)           CLASS A   CLASS B   CLASS C   CLASS I
-----------------------------------------           -------   -------   -------   -------
Maximum Sales Charge (Load) Imposed on Purchases      5.50%     None      None      None
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)(1)               None      5.00%     1.00%     None
(as a  percentage of the lesser of the original
offering price or redemption proceeds)

Redemption Fee                                        None      None      None      None
(as a percentage of redemption proceeds)

Maximum Account Fee                                   None      None      None      None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund Assets)

Management Fees(2)                                    0.85%     0.85%     0.85%     0.85%

Distribution and/or Service Fees(3)                   0.25%     1.00%     1.00%     None

Other Expenses(4)                                     0.62%     0.62%     0.62%     0.11%

Total Annual Fund Operating Expenses                  1.72%     2.47%     2.47%     0.96%

Less Waivers/Reimbursements(5)                       -0.17%    -0.17%    -0.17%    -0.17%

Net Annual Fund Operating Expenses(5)                 1.55%     2.30%     2.30%     0.79%

(1.) Generally, Class A shares of the Fund are not subject to a contingent deferred sales charge upon redemption. A contingent deferred sales charge of 1.00% may be imposed on certain redemptions effected within one year of the date of purchase of Class A shares that were purchased at net asset value. The amount of the contingent deferred sales charge which may be applicable to Class B shares will depend on the number of years since you purchased the shares being redeemed. A contingent deferred sales charge of 1.00% may be imposed on redemptions of Class C shares within one year of the date of purchase.

(2.) The management fee for the Fund is an annual percentage of the Fund's average daily net assets as follows: 0.85% up to $1.0 billion and 0.80% in excess of $1.0 billion. NYLIM has voluntarily agreed to waive its management fee to 0.60% on assets up to $1.0 billion and 0.55% on assets in excess of $1.0 billion. This waiver may be discontinued at any time without notice.

(3.) Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

(4.) "Other expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes.

(5.) NYLIM has entered into a written expense limitation agreement under which, effective August 1, 2006, it agreed to waive a portion of the Fund's management fee or reimburse the Fund so that the Fund's total ordinary operating expenses (total annual fund operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed 1.55% of average daily net assets for its Class A shares. NYLIM will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund.

This expense limitation may be modified or terminated only with the approval of the Board of Trustees of the Fund. NYLIM may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

                                        CLASS B                             CLASS C
                           ---------------------------------   ---------------------------------
                                         Assuming redemption                 Assuming redemption
                           Assuming no    at the end of each   Assuming no    at the end of each
Expenses After   CLASS A    redemption          period          redemption          period         CLASS I
--------------   -------   -----------   -------------------   -----------   -------------------   -------
1 Year            $  699      $  233            $  733            $  233            $  333           $ 81
3 Year            $1,013      $  718            $1,018            $  718            $  718           $252
5 Years           $1,348      $1,230            $1,430            $1,230            $1,230           $439
10 Years          $2,294      $2,445            $2,445            $2,636            $2,636           $978

MAINSTAY INTERNATIONAL EQUITY FUND

4. Entirely delete the sections entitled "Fees and Expenses of the Fund" and "Example" on page 77 of the Prospectus and replace with the following:

FEES AND EXPENSES OF THE FUND

SHAREHOLDER FEES
(fees paid directly from your investment)          CLASS A   CLASS B   CLASS C   CLASS I   CLASS R1   CLASS R2
-----------------------------------------          -------   -------   -------   -------   --------   --------
Maximum Sales Charge (Load) Imposed on Purchases     5.50%     None      None      None      None       None
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)(1)              None      5.00%     1.00%     None      None       None
(as a  percentage  of the lesser of the original
offering price or redemption proceeds)

Redemption Fee(2)                                    2.00%     2.00%     2.00%     2.00%     None       None
(as a percentage of redemption proceeds)

Maximum Account Fee                                  None      None      None      None      None       None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund Assets)

Management Fees(3)                                   0.90%     0.90%     0.90%     0.90%     0.90%      0.90%

Distribution and/or Service Fees(4)                  0.25%     1.00%     1.00%     None      None       0.25%

Other Expenses(5)                                    0.61%     0.61%     0.61%     0.29%     0.39%      0.39%

Total Annual Fund Operating Expenses                 1.76%     2.51%     2.51%     1.19%     1.29%      1.54%

Less Waivers/Reimbursements(6)                      -0.16%    -0.16%    -0.16%    -0.16%    -0.16%     -0.16%

Net Annual Fund Operating Expenses(6)                1.60%     2.35%     2.35%     1.03%     1.13%      1.38%

(1.) Generally, Class A shares of the Fund are not subject to a contingent deferred sales charge upon redemption. A contingent deferred sales charge of 1.00% may be imposed on certain redemptions effected within one year of the date of purchase of Class A shares that were purchased at net asset value. The amount of the contingent deferred sales charge which may be applicable to Class B shares will depend on the number of years since you purchased the shares being redeemed. A contingent deferred sales charge of 1.00% may be imposed on redemptions of Class C shares effected within one year of the date of purchase.

(2.) The redemption fee applies only to redemptions (including exchanges) of Class A, B, C and I shares made within 60 days of purchase. The fee, where applicable, is deducted from your redemption proceeds and is payable to the Fund. This fee is designed to ensure that the transaction and administrative costs are borne by investors making the short-term transactions and not by long-term shareholders in the Fund. Please see "Redemption Fee" for additional information.

(3.) The management fee for the Fund is an annual percentage of the Fund's average daily net assets as follows: 0.90% up to $500 million and 0.85% in excess of $500 million.

(4.) Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

(5.) "Other expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes. In addition, other expenses for Class R1 and R2 shares include shareholder service fees of 0.10%.

(6.) NYLIM has entered into a written expense limitation agreement under which, effective August 1, 2006, it agreed to waive a portion of the Fund's management fee or reimburse the Fund so that the Fund's total ordinary operating expenses (total annual fund operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed 1.60% of average daily net assets for its Class A shares. NYLIM will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund.

This expense limitation may be modified or terminated only with the approval of the Board of Trustees of the Fund. NYLIM may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

                                     CLASS B                       CLASS C
                           ---------------------------   ---------------------------
                                            Assuming                      Assuming
                                         redemption at                 redemption at
                           Assuming no     the end of    Assuming no     the end of
Expenses After   CLASS A    redemption    each period     redemption    each period    CLASS I   CLASS R1   CLASS R2
--------------   -------   -----------   -------------   -----------   -------------   -------   --------   --------
1 Year            $  704      $  238         $  738         $  238         $  338       $  105    $  155     $  140
3 Year            $1,027      $  733         $1,033         $  733         $  733       $  328    $  359     $  437
5 Years           $1,373      $1,255         $1,455         $1,255         $1,255       $  569    $  622     $  755
10 Years          $2,346      $2,496         $2,496         $2,686         $2,686       $1,259    $1,375     $1,657

             PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

                               THE MAINSTAY FUNDS

                 Supplement dated August 1, 2006 ("Supplement")
         to the Statement of Additional Information dated March 1, 2006, as revised on April 28, 2006 and May 31, 2006

     This Supplement updates certain information contained in the above-dated Statement of Additional Information for The MainStay Funds (the "Trust"). You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     As of August 1, 2006, the information provided below updates certain information set forth in the Statement of Additional Information:

     1. Delete the first full paragraph on page 62 of the Statement of Additional Information in its entirety and replace with the following:

     Effective August 1, 2005 or August 1, 2006 (as applicable), with respect to certain Funds, the Manager has entered into a written expense limitation agreement under which it agreed to waive a portion of each Fund's management fee or reimburse expenses to the extent that such Fund's total ordinary expenses (total fund operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transactions expenses relating to the purchase or sale of portfolio investments) on an annualized basis exceed a certain percentage for its Class A shares, as specified in the Funds' prospectus, from time to time. The Manager will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to Class B, Class C, Class I, Class R1, Class R2 and Class R3 shares of those Funds. These expense limitations may be modified or terminated only with the approval of the Board of Trustees. The Manager may recoup the amount of any management fee waivers or expense reimbursements from a Fund pursuant to this agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense.

             PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE